Note 5 - Concentration of Investments	12 Months Ended
Dec. 31, 2025
EBP 95-3520374 001 [Member]
Notes to Financial Statements
EBP, Risk and Uncertainty [Text Block]

NOTE 5 - CONCENTRATION OF INVESTMENTS

At December 31, 2025 and 2024, the Plan held investments in Plumas Bancorp common stock, representing approximately 14% and 17%, respectively of net assets available for benefits.